Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,645,937	$ 3,334,813
Accounts receivable, net	4,303,010	2,540,515
Due from related parties	375,955	424,086
Prepaid and other current assets	493,539	267,110
Total Current Assets	6,818,441	6,566,524
Property and equipment, net	386,707	409,382
Intangible asset	99,592	99,592
Goodwill	5,172,146	1,537,742
Deferred tax assets	426,664	446,402
TOTAL ASSETS	12,903,550	9,059,642
Current Liabilities
Accounts payable	2,517,086	1,474,595
Due to related parties	26,613	26,613
Loans payable - net of discount of $0 and $7,406	96,185	315,450
Loans payable - related parties	228,727	239,308
Other current liabilities	658,131	307,049
Stock payable	80,674
Total Current Liabilities	3,607,416	2,363,015
Loans payable, non-current	104,840	119,295
Employee benefits, non-current	149,518	156,434
TOTAL LIABILITIES	3,861,774	2,638,744
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 151,559,011 and 147,477,358 shares issued and outstanding, respectively	151,559	147,477
Additional paid in capital	29,304,429	25,842,982
Accumulated deficit	(19,443,071)	(18,536,921)
Accumulated other comprehensive loss	(37,376)	(36,658)
Equity attributed to stockholders of iQSTEL Inc.	9,975,572	7,416,911
Deficit attributable to noncontrolling interests	(933,796)	(996,013)
Total Stockholders' Equity	9,041,776	6,420,898
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,903,550	$ 9,059,642